UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Robert Brooke Zevin Associates, Inc.
                       Address:           50 Congress Street
                                          Suite 1040
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         November 5, 2009
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   78
Form 13F Information Table Value Total:   190311

List of Other Included Managers:


No. 13F File Number                       Name
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Domini Europac Social Equity F MF               257132704       85 12922.4700SH      SOLE               12922.4700
Selected Amer Shares Inc       MF                              227 6426.1560SH       SOLE                6426.1560
3M Co.                         COM              88579Y101     1252    16967 SH       SOLE                    16967
AT&T Inc                       COM              00206R102      329    12199 SH       SOLE                    12199
AXA Adr   F                    COM              054536107     4802   177540 SH       SOLE                   177540
Acer Inc. London GDR           COM              004434205     2654   208107 SH       SOLE                   208107
AirTran                        COM              00949p108      894   143075 SH       SOLE                   143075
Amgen Inc Com                  COM              031162100      271     4500 SH       SOLE                     4500
Analog Devices Inc             COM              032654105      225     8150 SH       SOLE                     8150
Apple Computer Inc.            COM              037833100      273     1472 SH       SOLE                     1472
Automatic Data Processing      COM              053015103     1499    38150 SH       SOLE                    38150
BG Group PLC                   COM              G1245Z108      506    29110 SH       SOLE                    29110
BP PLC          SPON ADR       COM              055622104     1273    23914 SH       SOLE                    23914
Banco Compartamos SA           COM              P08915103     1235   337300 SH       SOLE                   337300
Banco Santander ADR            COM              05964h105     6779   419765 SH       SOLE                   419765
Berkshire Hathaway -B          COM              084670207      276       83 SH       SOLE                       83
CVS Caremark Corp              COM              126650100      283     7925 SH       SOLE                     7925
Cameron Intl.                  COM              13342B105     2166    57280 SH       SOLE                    57280
Celgene Corp                   COM              151020104     2820    50440 SH       SOLE                    50440
Chevron Corp                   COM              166764100      779    11066 SH       SOLE                    11066
China Railway Construction Com COM              y1508p110     3561  2679100 SH       SOLE                  2679100
Cisco Systems Inc.             COM              17275R102     3476   147645 SH       SOLE                   147645
Clorox Company                 COM              189054109     2845    48370 SH       SOLE                    48370
Coca Cola Co Com               COM              191216100      229     4264 SH       SOLE                     4264
Colgate-Palmolive Co           COM              194162103     6659    87295 SH       SOLE                    87295
Comm & Ind Bank of China (Hong COM              y3990b112     5340  7092034 SH       SOLE                  7092034
ConocoPhillips                 COM              20825C104     1192    26387 SH       SOLE                    26387
Credit Suisse                  COM              225401108     5597   100580 SH       SOLE                   100580
Darden Restaurants Inc         COM              237194105     3008    88120 SH       SOLE                    88120
Desarolladora Homex SA         COM              25030W100     2558    67710 SH       SOLE                    67710
Du Pont IE De Nours            COM              263534109      592    18434 SH       SOLE                    18434
Emerson Elec Co Com            COM              291011104     5893   147020 SH       SOLE                   147020
Enterprise Prod Partners       COM              293792107     1691    59728 SH       SOLE                    59728
Exxon Mobil                    COM              30231g102     1853    27007 SH       SOLE                    27007
Fanuc Ltd                      COM              J13440102     3677    40900 SH       SOLE                    40900
First Solar Inc.               COM              336433107     5013    32792 SH       SOLE                    32792
Fomento Economico Mexicano SA  COM              344419106      955    25100 SH       SOLE                    25100
Franklin Resources Inc         COM              354613101     1671    16610 SH       SOLE                    16610
Gafisa SA ADR                  COM              362607301     2499    82320 SH       SOLE                    82320
General Mills Inc.             COM              370334104      496     7700 SH       SOLE                     7700
Google Inc                     COM              38259p508    12124    24450 SH       SOLE                    24450
Grainger WW Inc.               COM              384802104      415     4641 SH       SOLE                     4641
Hain Celestial Group           COM              405217100     2041   106491 SH       SOLE                   106491
Hansen Transmission London     COM              b4812v109      874   426075 SH       SOLE                   426075
Honda Motor Co                 COM              438128308     1396    46050 SH       SOLE                    46050
Hubbell Inc Class B            COM              443510201     3419    81415 SH       SOLE                    81415
Hudson City Banc               COM              443683107     1855   141060 SH       SOLE                   141060
Humana Inc.                    COM              444859102     3166    84885 SH       SOLE                    84885
Intl Business Machines         COM              459200101    12751   106601 SH       SOLE                   106601
Intuit                         COM              461202103     3930   137910 SH       SOLE                   137910
JP Morgan Chase & Co.          COM              46625H100     6836   156003 SH       SOLE                   156003
Johnson & Johnson              COM              478160104     4151    68173 SH       SOLE                    68173
McDonald's Corp                COM              580135101      363     6364 SH       SOLE                     6364
Medtronic Inc.                 COM              585055106     4791   130191 SH       SOLE                   130191
MercadoLibre Inc.              COM              58733r102     2020    52515 SH       SOLE                    52515
Merck & Co                     COM              589331107      236     7456 SH       SOLE                     7456
Novo Nordisk Denmark           COM              k7314nl52     2859    45715 SH       SOLE                    45715
Novo-Nordisk A S Adr  F        COM              670100205      368     5850 SH       SOLE                     5850
Oracle Group                   COM              68389X105     8475   406660 SH       SOLE                   406660
Pepsico Inc.                   COM              713448108      441     7525 SH       SOLE                     7525
Perusahann Perseroan Telekom   COM              715684106     2502    70090 SH       SOLE                    70090
Pfizer Inc.                    COM              717081103      352    21287 SH       SOLE                    21287
Proctor & Gamble               COM              742718109     1187    20495 SH       SOLE                    20495
Research in Motion             COM              760975102     5344    79020 SH       SOLE                    79020
Sigma Aldrich Corp             COM              826552101      394     7297 SH       SOLE                     7297
Standard Chartered PLC         COM              g84228157     4598   186865 SH       SOLE                   186865
Strauman Holdings              COM              H8300N119     1709     6612 SH       SOLE                     6612
Stryker Corp                   COM              863667101     2175    47880 SH       SOLE                    47880
Sysco Corp Com                 COM              871829107      346    13924 SH       SOLE                    13924
Teva Pharmaceuticals           COM              881624209      239     4725 SH       SOLE                     4725
Tiffany & Co.                  COM              886547108     3286    85290 SH       SOLE                    85290
Truworths International Ltd    COM              x8793h130     1896   338025 SH       SOLE                   338025
Unilever NV   F                COM              904784709      371    12855 SH       SOLE                    12855
VanceInfo Technology           COM              921564100     1451    74625 SH       SOLE                    74625
Vesta Wind Systems A/S Ord     COM              k9773j128     2095    29010 SH       SOLE                    29010
Wainwright Bank & Trust        COM              930705108       88    13441 SH       SOLE                    13441
Xinyi Glass Hong Kong          COM              g9828g108     1556  2220000 SH       SOLE                  2220000
Xto Energy Inc                 COM              98385x106      776    18775 SH       SOLE                    18775